Other taxes payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other taxes payable
Withholding individual income taxes for employees		¥ 10,232	¥ 9,727
VAT payables		12,134	12,105
Others		626	662
Total	$ 3,524	¥ 22,992	¥ 22,494